General information (Details)	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2017 USD ($) shares		Mar. 20, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	[1]	Dec. 31, 2015 USD ($)	[1]
Issued capital
Shares issued in IPO | shares	10,300,000	10,300,000	256,410	256,410
Non-controlling interests		$ (116,000,000)		$ (99,000,000)	[1]		$ 3,000,000		$ 3,000,000
7.125%/7.875% Senior Secured Toggle Notes due 2023
Borrowings
Aggregate principal amount		$ 770,000,000		$ 770,000,000
7.125%/7.875% Senior Secured Toggle Notes due 2023 | Minimum
Borrowings
Stated interest rate	7.125%	7.125%	7.125%	7.125%
7.125%/7.875% Senior Secured Toggle Notes due 2023 | Maximum
Borrowings
Stated interest rate	7.875%	7.875%	7.875%	7.875%
6.625%/7.375% Senior Secured Toggle Notes due 2023
Borrowings
Aggregate principal amount | €	€ 845,000,000		€ 845,000,000
6.625%/7.375% Senior Secured Toggle Notes due 2023 | Minimum
Borrowings
Stated interest rate	6.625%	6.625%	6.625%	6.625%
6.625%/7.375% Senior Secured Toggle Notes due 2023 | Maximum
Borrowings
Stated interest rate	7.375%	7.375%	7.375%	7.375%
Ardagh Group S.A.
Issued capital
Non-controlling interests						$ 98,000,000
Class A common shares | Ardagh Group S.A.
Issued capital
Shares issued in IPO | shares						18,630,000

[1]	The consolidated statements of financial position as at December 31, 2017, 2016 and 2015 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements